FAIR VALUE MEASUREMENTS - Fair Value Measurement Inputs Recurring (Details) - BANYAN ACQUISITION CORPORATION	Jan. 24, 2022 $ / shares shares	Sep. 30, 2023 $ / shares Y	Dec. 31, 2022 item Y $ / shares	Jan. 24, 2022	Jan. 24, 2022 Y	Jan. 24, 2022 item
Initial Public Offering
Fair value, assets and liabilities measured on recurring basis
Number of warrants in a unit | shares	0.5
Initial Public Offering | Class A common stock
Fair value, assets and liabilities measured on recurring basis
Number of shares in a unit | shares	1
Public Warrants | Initial Public Offering
Fair value, assets and liabilities measured on recurring basis
Number of warrants in a unit | shares	0.5
Common stock price | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		10.53
Common stock price | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	9.69
Common stock price | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	9.69		10.21
Exercise price | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		11.50
Exercise price | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	11.50
Exercise price | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	11.50		11.50
Risk-free rate of interest | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		0.0455
Risk-free rate of interest | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input				0.0161		0.0161
Risk-free rate of interest | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input			0.0395	0.0161		0.0161
Volatility | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		0.00001
Volatility | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input				0.1085		0.1085
Volatility | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input			0.0000	0.1086		0.1086
Term | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input | Y		5.17
Term | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input | Y					6.00
Term | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input | Y			5.25		6.00
Value of one warrant | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		0.182
Value of one warrant | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	0.62		0.03
Value of one warrant | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input	0.62		0.03
Dividend yield | Class B common stock
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input		0.00000
Dividend yield | Public Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input				0.0000		0.0000
Dividend yield | Private Placement Warrants
Fair value, assets and liabilities measured on recurring basis
Derivative liability measurement input			0.0000	0.0000		0.0000